As filed with the Securities and Exchange Commission on July 1, 2003
                                     Investment Company Act file number 811-3955




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                    New York Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200


Date of fiscal year end: 04/30


Date of reporting period: 04/30/2003

Item 1: Report to Stockholders
--------------------------------------------------------------------------------

NEW YORK
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================






Dear Shareholder:


We are pleased to present the annual report of New York Daily Tax Free Income Fund, Inc. for the year ended April 30, 2003.

The Fund had net assets of $508,083,528 and 3,396 active shareholders as of April 30, 2003.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\s\Steven W. Duff


Steven W. Duff
President











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2003
================================================================================

                                                                                                                  Ratings (a)
                                                                                                               ----------------
    Face                                                                        Maturity            Value              Standard
   Amount                                                                         Date     Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----     -----    ------     ------- --------
Put Bond (b) (1.72%)
------------------------------------------------------------------------------------------------------------------------------------
$  8,770,000  New York State Dormitory Authority - Series PPT-5
              Insured by FHA                                                    10/02/03   1.50%  $  8,770,000             A1+
------------                                                                                      ------------
   8,770,000  Total Put Bond                                                                         8,770,000
------------                                                                                      ------------
Tax Exempt Commercial Paper (2.64%)
------------------------------------------------------------------------------------------------------------------------------------
$  9,000,000  New York City, NY MTA Transportation Facilities BAN - Series A
              LOC ABN AMRO Bank N.A.                                            06/12/03   1.15%  $  9,000,000     P1      A1+
   2,000,000  New York City Municipal Water Authority - Series 6                07/17/03   1.00      2,000,000     P1      A1+
   2,400,000  New York State Environmental Quality (Clean Water Act 1986)
              LOC Bayerische Landesbank/Landesbank Hessen                       06/02/03   1.05      2,400,000     P1      A1+
------------                                                                                      ------------
  13,400,000  Total Tax Exempt Commercial Paper                                                     13,400,000
------------                                                                                      ------------
Tax Exempt General Obligation Notes & Bonds (22.76%)
------------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000  Albany, NY Central School District BAN (c)                        03/26/04   1.17%  $ 15,010,578
   9,920,000  Alden, NY Central School District BAN (c)                         06/27/03   1.72      9,920,294
   2,021,000  Arlington, NY Central School District BAN (c)                     11/04/03   1.75      2,021,507
  17,061,905  Batavia, NY Central School District BAN (c)                       03/26/04   1.15     17,066,379
   2,500,000  Essex County, NY GO BAN - Series D (c)                            12/30/03   1.25      2,512,351
   3,147,388  Greece, NY Central School District BAN (c)                        12/18/03   1.30      3,148,364
   1,034,500  Honeoye Falls - Lima, NY Central School District BAN (c)          12/17/03   1.35      1,040,288
   8,010,261  Horseheads, NY Central School District BAN (c)                    08/15/03   1.45      8,028,592
   7,500,000  Islip, NY UFSD #002 TAN (c)                                       06/26/03   1.72      7,500,222
   2,000,000  Middletown, NY Central School District BAN (c)                    12/19/03   1.30      2,010,348
   5,870,000  New York and New Jersey ABN AMRO Munitops
              Certificates Trust - Series 2002-33
              LOC Dexia CLF                                                     09/24/03   1.13      5,870,000   VMIG-1
   9,000,000  Onondaga County, NY BOCES RAN - Series A (c)                      06/26/03   1.75      9,000,400
  13,328,581  Ontario County, NY Geneva Central School District (c)             01/28/04   1.20     13,330,468
  10,000,000  Sachem, NY BAN                                                    07/23/03   1.50     10,019,602    MIG-1
   5,000,000  South Glen Falls, NY Central School District RAN (c)              06/17/03   1.75      5,000,251
   4,150,000  West Seneca, NY BAN (c)                                           06/05/03   1.88      4,152,909
------------                                                                                      ------------
 115,543,635  Total Tax Exempt General Obligation Notes & Bonds                                    115,632,553
------------                                                                                      ------------



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date     Yield   (Note 1)    Moody's & Poor's
   ------                                                                              ----     -----    ------     ------- --------
Variable Rate Demand Instruments (d) (70.77%)
------------------------------------------------------------------------------------------------------------------------------------
$  1,200,000  Dutchess County, NY IDA (Trinity - Pawling School Corp.)
              LOC Allied Irish Bank                                                  10/01/32   1.35%  $  1,200,000  VMIG-1
   1,470,000  Great Neck Water Authority Water System RB - Series 1993A
              Insured by FGIC                                                        01/01/20   1.35      1,470,000  VMIG-1     A1+
   1,000,000  Islip, NY IDRB (Brentwood Distributor Co. Facility) - Series 1984 (c)
              LOC Fleet Bank                                                         05/01/09   1.40      1,000,000
  14,600,000  Jay Street Development Corporation, NY Lease RB
              (Jay Street Project) - Series A
              LOC Morgan Guaranty Trust Company                                      05/01/22   1.35     14,600,000  VMIG-1     A1+
   4,550,000  Jefferson County, NY IDA IDRB (Stature Electric) (c)
              LOC PNC Bank, N.A.                                                     10/01/13   1.40      4,550,000
   8,900,000  Long Island Power Authority, NY RB (Electric System ) - Series 2
              LOC State Street Bank & Trust Company/Westdeutsche Landesbank          05/01/33   1.35      8,900,000  VMIG-1     A1+
   1,300,000  Long Island Power Authority, NY RB
              (Electric System) - Series 7, Subseries 7-A
              Insured by MBIA Insurance Corp.                                        04/01/25   1.25      1,300,000  VMIG-1     A1+
  16,100,000  Long Island Power Authority, NY RB
              (Electric System) - Series 7, Subseries 7-B
              Insured by MBIA Insurance Corp.                                        04/01/25   1.35     16,100,000  VMIG-1     A1+
   1,270,000  Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993A                    07/01/15   1.30      1,270,000  VMIG-1     A1+
     650,000  Metropolitan Museum of Art
              (New York State Dormitory Authority) - Series 1993B                    07/01/23   1.30        650,000  VMIG-1     A1+
   2,500,000  Monroe County, NY IDA - Series A
              LOC First Union National Bank                                          06/01/29   1.35      2,500,000  VMIG-1
   2,315,000  New York City Civic Facilities IDA RB
              (Epiphany Community Nursery School Project) - Series 1997
              LOC Bank of New York                                                   05/01/11   1.51      2,315,000  VMIG-1
   6,200,000  New York City, NY GO - Series A-5
              LOC KBC Bank                                                           08/01/15   1.40      6,200,000  VMIG-1     A1+
   5,760,000  New York City, NY GO - Series B
              Insured by FGIC                                                        10/01/20   1.40      5,760,000  VMIG-1     A1+
  10,000,000  New York City, NY GO - Series C-3
              LOC BNP Paribas                                                        08/01/20   1.35     10,000,000  VMIG-1     A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2003
================================================================================

                                                                                                                  Ratings (a)
                                                                                                               ----------------
    Face                                                                        Maturity            Value              Standard
   Amount                                                                         Date     Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----     -----    ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  New York City, NY GO - Series E-3
              LOC Westdeutsche Landesbank                                       08/01/23   1.40%  $  2,000,000   VMIG-1    A1+
  11,000,000  New York City, NY GO - Series E-4
              LOC State Street Bank & Trust Company                             08/01/21   1.30     11,000,000   VMIG-1    A1+
   1,100,000  New York City, NY GO - Series E-5
              LOC Morgan Guaranty Trust Company                                 08/01/09   1.40      1,100,000   VMIG-1    A1+
   1,500,000  New York City, NY GO - Series E-5
              LOC Morgan Guaranty Trust Company                                 08/01/15   1.40      1,500,000   VMIG-1    A1+
   1,600,000  New York City, NY GO - Series E-5
              LOC Morgan Guaranty Trust Company                                 08/01/18   1.40      1,600,000   VMIG-1    A1+
   4,500,000  New York City, NY GO - Series F-3
              LOC Morgan Guaranty Trust Company                                 02/15/13   1.35      4,500,000   VMIG-1    A1+
   7,900,000  New York City, NY GO - Series F-6
              LOC Morgan Guaranty Trust Company                                 02/15/18   1.35      7,900,000   VMIG-1    A1+
   4,500,000  New York City, NY GO - Series H-4
              Insured by AMBAC Indemnity Corp.                                  08/01/15   1.35      4,500,000   VMIG-1    A1
   4,000,000  New York City, NY GO - Series J, Subseries J-2
              LOC Westdeutsche Landesbank                                       02/15/16   1.30      4,000,000     P1      A1+
   2,000,000  New York City, NY GO Bonds - Series B-9
              LOC Chase Manhattan Bank, N.A.                                    08/15/23   1.30      2,000,000   VMIG-1    A1+
  10,045,000  New York City, NY GO Fiscal 1993 - Series A-6
              LOC Landesbank Hessen                                             08/01/19   1.35     10,045,000   VMIG-1    A1+
   3,000,000  New York City, NY GO Trust Receipts SGB 33 - Series 1 1996F
              Insured by FSA                                                    02/01/19   1.39      3,000,000             A1+
   6,525,000  New York City, NY HDC MHRB (Jane Street Development)
              Collateralized by Federal National Mortgage Association           09/15/28   1.38      6,525,000             A1+
   2,900,000  New York City, NY HDC Residential RB
              (Montefiore Medical Center) - Series 1993A
              LOC Chase Manhattan Bank, N.A.                                    05/01/30   1.35      2,900,000             A1
   5,000,000  New York City, NY HFA RB (E 39th Street Housing) - Series A
              Guaranteed by Federal National Mortgage Association               11/15/31   1.40      5,000,000   VMIG-1
   3,865,000  New York City, NY IDA Civic Facilities RB
              (Convent Sacred Heart School)
              LOC Allied Irish Bank                                             11/01/32   1.45      3,865,000   VMIG-1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                  Ratings (a)
                                                                                                               ----------------
    Face                                                                        Maturity            Value              Standard
   Amount                                                                         Date     Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----     -----    ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  4,880,000  New York City, NY IDA Civil Facilities (Center for Jewish History)
              LOC Allied Irish Bank                                             09/01/31   1.30%  $  4,880,000   VMIG-1
  10,000,000  New York City, NY IDA Special Facility RB
              (Korean Airlines Company Limited Project) - Series 1997
              LOC Citibank, N.A.                                                11/01/24   1.40     10,000,000   VMIG-1    A1+
   2,000,000  New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System)                                            06/15/33   1.39      2,000,000             A1+
   5,000,000  New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                   06/15/23   1.39      5,000,000             A1+
   3,555,000  New York City, NY Municipal Water Finance Authority RB
              Municipal Securities Trust Receipts
              Insured by MBIA Insurance Corp.                                   06/15/29   1.39      3,555,000             A1+
   1,162,000  New York City, NY Trust for Cultural Resources
              (Carnegie Hall) - Series 1990
              LOC Westdeutsche Landesbank                                       12/01/15   1.20      1,162,000   VMIG-1    A1+
  12,155,000  New York State Development Corporation (Eagle)                    07/01/16   1.39     12,155,000             A1+
     990,000  New York State Dormitory Authority (Merlots)
              Insured by AMBAC Indemnity Corp.                                  02/15/18   1.42        990,000   VMIG-1
   3,100,000  New York State Dormitory Authority (Wagner College Project)
              LOC Morgan Guaranty Trust Company                                 07/01/28   1.30      3,100,000             A1+
   2,900,000  New York State Dormitory Authority RB
              (Cornell University) - Series A
              LOC Toronto Dominion Bank                                         07/01/29   1.30      2,900,000             A1+
   9,500,000  New York State Dormitory Authority RB
              (Columbia University) - Series C                                  07/01/27   1.35      9,500,000             A1+
   4,985,000  New York State Dormitory Authority RB (Public Library) - Series A
              Insured by MBIA Insurance Corp.                                   07/01/28   1.35      4,985,000   VMIG-1    A1
   1,500,000  New York State ERDA (New York State Electric & Gas)
              LOC Mellon Bank                                                   02/01/29   1.40      1,500,000   VMIG-1    A1+
   7,200,000  New York State HFA (70 Battery Place) - Series A
              Collateralized by Federal National Mortgage Association           05/15/29   1.38      7,200,000   VMIG-1
  12,000,000  New York State HFA (Normandie Court II Project) - Series A
              Guaranteed by Federal Home Loan Mortgage Corporation              11/01/29   1.38     12,000,000   VMIG-1
  12,000,000  New York State HFA RB (Saxony Housing) - Series 1997A             05/15/30   1.38     12,000,000   VMIG-1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2003
================================================================================

                                                                                                                  Ratings (a)
                                                                                                               ----------------
    Face                                                                        Maturity            Value              Standard
   Amount                                                                         Date     Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----     -----    ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  8,300,000  New York State HFA RB (750 Fifth Avenue Project) - Series A
              Guaranteed by Federal National Mortgage Association               05/15/31   1.40%  $  8,300,000   VMIG-1
   4,000,000  New York State HFA RB (Union Square Housing)
              Guaranteed by Federal National Mortgage Association               11/01/24   1.40      4,000,000   VMIG-1
  16,900,000  New York State HFA RB (West 23rd Street Housing) - Series A
              LOC Bayerische Hypovereinsbank, A.G.                              11/01/33   1.45     16,900,000   VMIG-1
   6,300,000  New York State HFA RB - Series A
              Guaranteed by Federal National Mortgage Association               05/01/29   1.40      6,300,000   VMIG-1
   9,000,000  New York State Local Government
              Assistance Corporation - Series 1994B
              LOC Westdeutsche Landesbank/Bayerische Landesbank                 04/01/23   1.35      9,000,000   VMIG-1    A1+
   8,900,000  New York State Local Government
              Assistance Corporation - Series 1995F
              LOC Toronto Dominion Bank                                         04/01/25   1.35      8,900,000   VMIG-1    A1+
   1,000,000  New York State Local Government Assistance Corporation - Series E
              LOC Bank of Nova Scotia                                           04/01/25   1.28      1,000,000   VMIG-1    A1+
  13,400,000  New York State Local Government Assistance Corporation - Series C
              LOC Landesbank Hessen                                             04/01/25   1.28     13,400,000   VMIG-1    A1+
     175,000  New York State Medical Care Facilities Finance Agency RB
              (Pooled Equipment Authority) - Series 1994A
              LOC Chase Manhattan Bank, N.A.                                    11/01/03   1.30        175,000   VMIG-1
   4,400,000  New York Triborough Bridge & Tunnel Authority - Series C
              Insured by AMBAC Indemnity Corp.                                  01/01/33   1.35      4,400,000   VMIG-1    A1+
   6,000,000  New York Triborough Bridge & Tunnel Authority
              BAN - Series M1J - Regulation D
              Insured by MBIA Insurance Corp.                                   11/15/10   1.40      6,000,000   VMIG-1
   3,550,000  New York, NY GO - Series B
              Insured by FGIC                                                   10/01/21   1.40      3,550,000   VMIG-1    A1+
   1,700,000  Port Authority of New York and New Jersey
              ROB/INS Trust Receipts Class F - Series 10
              Insured by FSA                                                    01/15/17   1.36      1,700,000   VMIG-1    A1+
   2,000,000  Puerto Rico Commonwealth Infrastructure Financing Authority       10/01/34   1.40      2,000,000             A1+
   2,000,000  Puerto Rico Commonwealth - PA 625
              Insured by AMBAC Indemnity Corp.                                  07/01/10   1.30      2,000,000             A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                  Ratings (a)
                                                                                                               ----------------
    Face                                                                        Maturity            Value              Standard
   Amount                                                                         Date     Yield   (Note 1)    Moody's & Poor's
   ------                                                                         ----     -----    ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 15,000,000  Puerto Rico Commonwealth Public Improvement Bonds
              Tender Option Certificates - Series 2001-1
              Insured by FSA                                                    07/01/27   1.40%  $ 15,000,000             A1+
   5,000,000  Puerto Rico Commonwealth Public Improvement Bonds
              Tender Option Certificates - Series 2001
              Insured by FSA                                                    07/01/19   1.40      5,000,000             A1+
   1,775,000  Puerto Rico Housing Finance Corporate (Eagle) - Series 2000-C5102
              Insured by AMBAC Indemnity Corp.                                  10/01/11   1.43      1,775,000             A1+
   1,000,000  Puerto Rico Infrastructure Financing Authority
              (Eagle Trust) - Series 2001                                       10/01/34   1.36      1,000,000             A1+
   2,000,000  Saint Lawrence County, NY IDA (Aluminum Company of America)       12/01/33   1.81      2,000,000             A1
   5,000,000  Warren & Washington Counties, NY IDA IDRB
              (Griffith Micro Science Inc. Project) - Series 1994
              LOC Bank One                                                      12/01/14   1.45      5,000,000             A1+
------------                                                                                      ------------
 359,577,000  Total Variable Rate Demand Instruments                                               359,577,000
------------                                                                                      ------------
Variable Rate Demand Instruments - Private Placements (d) (1.28%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,000,000  Blaser Real Estate 1986
              LOC Union Bank of Switzerland                                     09/01/21   2.76%  $  3,000,000     P1      A1+
   3,500,000  Blaser Real Estate 1990
              LOC Union Bank of Switzerland                                     09/01/21   2.76      3,500,000     P1      A1
------------                                                                                      ------------
   6,500,000  Total Variable Rate Demand Instruments - Private Placements                            6,500,000
------------                                                                                      ------------
              Total Investments (99.17%) (Cost $ 503,879,553+)                                     503,879,553
              Cash and other assets, net of liabilities (0.83%)                                      4,203,975
                                                                                                  ------------
              Net Assets (100.00%)                                                                $508,083,528
              Net Asset Value, offering and redemption price per share:                           ============
              Class A,      324,086,843 Shares Outstanding (Note 3)                               $       1.00
                                                                                                  ============
              Class B,       46,965,768 Shares Outstanding (Note 3)                               $       1.00
                                                                                                  ============
              CIBC Shares,   57,249,698 Shares Outstanding (Note 3)                               $       1.00
                                                                                                  ============
              Victory Shares,79,782,908 Shares Outstanding (Note 3)                               $       1.00
                                                                                                  ============


              +   Aggregate cost for federal income tax purposes is identical.




















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2003
================================================================================


FOOTNOTES:




(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

     BAN       =   Bond Anticipation Note                         IDRB      =    Industrial Development Revenue Bond
     BOCES     =   Board of Cooperative Educational Services      LOC       =    Letter of Credit
     ERDA      =   Energy and Research Development Authority      MHRB      =    Multi-Family Housing Revenue Bond
     FGIC      =   Financial Guaranty Insurance Company           MTA       =    Metropolitan Transit Authority
     FHA       =   Federal Housing Administration                 RAN       =    Revenue Anticipation Note
     FSA       =   Financial Security Assurance                   RB        =    Revenue Bond
     GO        =   General Obligation                             ROB/INS   =    Reverse Option Bond / Inverse Securities
     HDC       =   Housing Development Corporation                TAN       =    Tax Anticipation Note
     HFA       =   Housing Finance Authority                      UFSD      =    Unified School District
     IDA       =   Industrial Development Authority









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   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2003

================================================================================






INVESTMENT INCOME

Income:

  Interest..............................................................   $    7,406,894
                                                                            -------------
Expenses: (Note 2)

  Investment management fee.............................................        1,594,452

  Administration fee....................................................        1,116,116

  Distribution fee (CIBC Shares)........................................          114,594

  Shareholder servicing fee (Class A)...................................          717,864

  Shareholder servicing fee (CIBC Shares)...............................           63,663

  Shareholder servicing fee (Victory Shares)............................          204,281

  Custodian expenses....................................................           22,299

  Shareholder servicing and related shareholder expenses+...............          300,945

  Legal, compliance and filing fees.....................................           93,854

  Audit and accounting..................................................           95,802

  Directors' fees and expenses..........................................           21,226

  Other expenses........................................................           13,190
                                                                            -------------
     Total expenses.....................................................        4,358,286

     Less:  Expenses paid indirectly....................................   (        3,634)

            Fees Waived.................................................   (       92,948)
                                                                            -------------
              Net expenses..............................................        4,261,704
                                                                            -------------
Net investment income...................................................        3,145,190


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.................................            3,741
                                                                            -------------
Increase in net assets from operations..................................   $    3,148,931
                                                                            =============


+ Includes class specific transfer agency expenses of $191,996, $22,473, $54,636 and -0- for Class A, Class B, Victory Shares and CIBC Shares, respectively.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED APRIL 30, 2003 AND 2002
================================================================================





                                                                        2003                    2002
                                                                   ---------------         ---------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net investment income.........................................   $     3,145,190         $     7,004,671
  Net realized gain (loss) on investments.......................             3,741                  -0-
                                                                   ---------------         ---------------
  Increase in net assets from operations........................         3,148,931               7,004,671
Dividends to shareholders from net investment income:
  Class A.......................................................  (      2,117,552)*      (      4,886,822)*
  Class B.......................................................  (        347,924)*      (        760,329)*
  CIBC Shares...................................................  (         84,896)*                -0-
  Victory Shares................................................  (        594,818)*      (      1,159,588)*
  Evergreen Shares..............................................            -0-           (        197,932)*
Distributions from realized gain on investments:
  Class A.......................................................  (          1,130)                 -0-
  Class B.......................................................  (            159)                 -0-
  CIBC Shares...................................................  (            172)                 -0-
  Victory Shares................................................  (            266)                 -0-
  Evergreen Shares..............................................            -0-                     -0-
Capital share transactions (Note 3):
  Class A.......................................................  (     19,810,540)       (     62,896,943)
  Class B.......................................................  (      3,476,323)              5,292,831
  CIBC Shares...................................................        57,249,698                  -0-
  Victory Shares................................................  (     10,180,643)             11,535,924
  Evergreen Shares..............................................            -0-           (     26,235,846)
                                                                   ---------------         ---------------
      Total increase (decrease).................................        23,784,206        (     72,304,034)
Net assets:
  Beginning of year.............................................       484,299,322             556,603,356
                                                                   ---------------         ---------------
  End of year...................................................   $   508,083,528         $   484,299,322
                                                                   ===============         ===============

*    Designated as exempt-interest dividends for federal income tax purposes.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies

New York Daily Tax Free Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has five classes of stock authorized, Class A, Class B, Evergreen, Victory and CIBC World Markets New York Tax Exempt Fund Shares ("CIBC Shares"). The Class A, Evergreen, Victory and CIBC Shares are subject to a service fee pursuant to the Distribution and Service Plan. The CIBC Shares are also subject to an additional distribution fee pursuant to a Shareholder Servicing Agreement. The Class B shares are not subject to a service fee. Evergreen shares liquidated on September 24, 2001; therefore financial highlights for this class are not presented. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Evergreen and Victory shares commenced on August 27, 1999. The CIBC Shares commenced on November 22, 2002.

Effective May 27, 2003, the CIBC Shares were redesignated the New York Tax Exempt Liquidity Fund Shares.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities - Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions - Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General - Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager"), equal to .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Fund's Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, Evergreen, Victory and CIBC Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect to the Class A, Evergreen and Victory Shares and a service fee of .25% with respect to the CIBC Shares. In addition for its services under the Distribution Agreement, the Distributor receives .45% per annum in distribution fees of the CIBC Shares' average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For  the  year  ended  April  30,  2003,  the  Distributor   voluntarily  waived
shareholder servicing and distribution fees of $63,663 and $29,285, respectively for the CIBC Shares.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $4,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $252,976 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund. Also included under the same caption are expenses paid indirectly of $3,634.

3.  Capital  Stock

At April 30, 2003, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $508,083,528. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
                                                     Ended                              Ended
                                                April 30, 2003                     April 30, 2002
                                                --------------                     --------------
Class A
-------
Sold......................................        663,226,627                        774,977,392
Issued on reinvestment of dividends.......          1,189,376                          4,919,435
Redeemed..................................       (684,226,543)                      (842,793,770)
                                                  -----------                        -----------
Net increase (decrease)...................       ( 19,810,540)                      ( 62,896,943)
                                                  ===========                        ===========
Class B
-------
Sold......................................        262,746,630                        295,120,137
Issued on reinvestment of dividends.......            350,336                            767,559
Redeemed..................................       (266,573,289)                      (290,594,865)
                                                  -----------                        -----------
Net increase (decrease)...................       (  3,476,323)                         5,292,831
                                                  ===========                        ===========




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock (Continued)

                                               November 22, 2002
                                         (Commencement of Offering) to
                                                April 30, 2003
                                                --------------
CIBC Shares
-----------
Sold......................................        169,576,276
Issued on reinvestment of dividends.......             76,044
Redeemed..................................       (112,402,622)
                                                  -----------
Net increase (decrease)...................         57,249,698
                                                  ===========
                                                     Year                               Year
                                                     Ended                              Ended
                                                April 30, 2003                     April 30, 2002
                                                --------------                     --------------
Victory Shares
--------------
Sold......................................        151,410,340                        145,042,598
Issued on reinvestment of dividends.......            595,064                          1,159,527
Redeemed..................................       (162,186,047)                      (134,666,201)
                                                  -----------                        -----------
Net increase (decrease)...................       ( 10,180,643)                        11,535,924
                                                  ===========                        ===========
                                                                                        Year
                                                                                        Ended
                                                                                   April 30, 2002
                                                                                   --------------
Evergreen Shares*
-----------------
Sold.........................................................................         14,491,136
Issued on reinvestment of dividends..........................................            197,913
Redeemed.....................................................................       ( 40,924,895)
                                                                                     -----------
Net increase (decrease)......................................................       ( 26,235,846)
                                                                                     ===========

* Evergreen shares liquidated on September 24, 2001.

4. Tax Information

The tax character of distributions paid from realized gains during the year ended April 30, 2003 consisted of $1,727 in ordinary income.

At April 30, 2003, the fund had undistributed tax exempt income of $97,690 for income tax purposes included in dividends payable.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New York and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 69% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Financial Highlights

                                                                    Year Ended April 30,
                                                 -------------------------------------------------------
CLASS A
-------                                            2003        2002        2001        2000        1999
                                                 -------     -------     -------     -------     -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                 -------     -------     -------     -------     -------
Income from investment operations:
  Net investment income.......................     0.006       0.012       0.031       0.026       0.025
Less distributions:
  Dividends from net investment income........   ( 0.006)    ( 0.012)    ( 0.031)    ( 0.026)    ( 0.025)
                                                  ------      ------      ------      ------      ------
Net asset value, end of year..................   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                 =======     =======     =======     =======     =======
Total Return..................................     0.59%       1.23%       3.11%       2.62%       2.48%
Ratios/Supplemental Data
Net assets, end of year (000).................   $324,086    $343,895    $406,791    $323,216    $473,965
Ratios to average net assets:
  Expenses (a)................................     0.82%       0.85%       0.87%       0.86%       0.85%
  Net investment income.......................     0.59%       1.27%       3.03%       2.59%       2.43%
  Expenses paid indirectly....................     0.00%       0.00%       0.00%       0.00%       0.00%



(a)  Included expenses paid indirectly




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (Continued)

                                                                    Year Ended April 30,
                                                 -------------------------------------------------------
CLASS A
-------                                            2003        2002        2001        2000        1999
                                                 -------     -------     -------     -------     -------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                 -------     -------     -------     -------     -------
Income from investment operations:
  Net investment income.......................     0.008       0.015       0.033       0.028       0.027
Less distributions:
  Dividends from net investment income........   ( 0.008)    ( 0.015)    ( 0.033)    ( 0.028)    ( 0.027)
                                                  ------      ------      ------      ------      ------
Net asset value, end of year..................   $ 1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00
                                                 =======     =======     =======     =======     =======
Total Return..................................     0.79%       1.46%       3.37%       2.84%       2.70%
Ratios/Supplemental Data
Net assets, end of year (000).................   $ 46,966    $ 50,441    $ 45,149    $ 39,277    $  7,377
Ratios to average net assets:
  Expenses (a)................................     0.61%       0.62%       0.62%       0.64%       0.64%
  Net investment income.......................     0.77%       1.44%       3.31%       2.87%       2.68%
  Expenses paid indirectly....................     0.00%       0.00%       0.00%       0.00%       0.00%

                                            November 22, 2002
CIBC Shares                           (Commencement of Offering) to
-----------                                  April 30, 2003
                                             --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........   $ 1.00
                                                 -------
Income from investment operations:
  Net investment income.......................     0.001
Less distributions:
  Dividends from net investment income........   ( 0.001)
                                                  ------
Net asset value, end of period................   $ 1.00
                                                 =======
Total Return..................................     0.15%(b)
Ratios/Supplemental Data
Net assets, end of period (000)...............   $ 57,249
Ratios to average net assets:
  Expenses (a)................................     0.90%(c)
  Net investment income.......................     0.33%(c)
  Expenses paid indirectly....................     0.00%(c)
  Distribution and shareholder
     servicing fees waived....................     0.37%(c)



(a) Includes expenses paid indirectly
(b) Not annualized
(c) Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (Continued)

                                                       Year Ended April 30,             August 27, 1999
Victory Shares                                   -------------------------------   (Commencement of Offering) to
--------------                                     2003        2002        2001          April 30, 2000
                                                 -------     -------     -------         --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..........   $ 1.00      $ 1.00      $ 1.00              $ 1.00
                                                 -------     -------     -------             -------
Income from investment operations:
  Net investment income.......................     0.006       0.012       0.031               0.018
Less distributions:
  Dividends from net investment income........   ( 0.006)    ( 0.012)    ( 0.031)            ( 0.018)
                                                  ------      ------      ------              ------
Net asset value, end of period................   $ 1.00      $ 1.00      $ 1.00              $ 1.00
                                                 =======     =======     =======             =======
Total Return..................................     0.59%       1.23%       3.11%               1.84%(a)
Ratios/Supplemental Data
Net assets, end of period (000)...............   $ 79,783    $ 89,963    $ 78,428            $ 65,745
Ratios to average net assets:
  Expenses (b)................................     0.82%       0.85%       0.87%               0.86%(c)
  Net investment income.......................     0.59%       1.27%       3.03%               2.59%(c)
  Expenses paid indirectly....................     0.00%       0.00%       0.00%               0.00%(c)



(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================




To the Board of Directors and Shareholders of New York Daily Tax Free Income Fund, Inc.




In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New York Daily Tax Free Income Fund, Inc. (the "Fund") at April 30, 2003, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the period ended April 30, 1999 were audited by other independent accountants whose report dated May 25, 1999 expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
June 6, 2003











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW YORK DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

                       Directors and Officers Information
                                 April 30, 2003+


---------------------- --------------- -------------- ----------------------- --------------------- --------------------

                        Position(s)       Term of           Principal              Number of               Other
   Name, Address1,       Held with        Office          Occupation(s)        Portfolios in Fund      Directorships
       and Age              Fund       and Length of       During Past              Complex               held by
                                        Time Served          5 Years              Overseen by            Director
                                                                              Director or Officer
---------------------- --------------- -------------- ----------------------- --------------------- --------------------
Disinterested Directors:
---------------------- --------------- -------------- ----------------------- --------------------- --------------------
Edward A. Kuczmarksi,     Director         1984       Certified Public        Director of one       Trustee of the
Age 53                                                Accountant and          portfolio             Empire Builder Tax
                                                      Partner of Hays &                             Free Bond Fund
                                                      Company since 1980.
---------------------- --------------- -------------- ----------------------- --------------------- --------------------
Caroline E. Newell,       Director         1984       Director of the Park    Director of one       Trustee of the
Age 62                                                Avenue Church Day       portfolio             Empire Builder Tax
                                                      School since 2001.                            Free Bond Fund
                                                      Director of Le
                                                      Chateau des Enfants
                                                      and the American
                                                      School in
                                                      Switzerland, both
                                                      since 1990.
---------------------- --------------- -------------- ----------------------- --------------------- --------------------
John P. Steines,          Director         1984       Professor of Law, New   Director of one       Trustee of the
Age 54                                                York University         portfolio             Empire Builder Tax
                                                      School of Law since                           Free Bond Fund
                                                      1980.
---------------------- --------------- -------------- ----------------------- --------------------- --------------------


+ The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

--------------------------------------------------------------------------------

================================================================================

                       Directors and Officers Information
                           April 30, 2003+ (continued)


--------------------- --------------- ---------------- -------------------------- -------------------- -----------------

                       Position(s)    Term of Office    Principal Occupation(s)        Number of            Other
  Name, Address1,       Held with      and Length of          During Past         Portfolios in Fund    Directorships
      and Age              Fund         Time Served             5 Years                 Complex            held by
                                                                                      Overseen by          Director
                                                                                  Director or Officer
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Interested Directors/Officers:
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Steven W. Duff,       President and        1994        Manager and President of   Director/Trustee           N/A
Age 49                Director2                        Reich & Tang Asset         and/or Officer of
                                                       Management, LLC ("RTAM,    sixteen
                                                       LLC"), a registered        portfolios
                                                       Investment Advisor.
                                                       Associated with RTAM,
                                                       LLC since 1994.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Molly Flewharty,      Vice President       1986        Senior Vice President of   Officer of                 N/A
Age 52                                                 RTAM, LLC.  Associated     sixteen
                                                       with RTAM, LLC since       portfolios
                                                       1977.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Lesley M. Jones,      Vice President       1986        Senior Vice President of   Officer of ten             N/A
Age 54                                                 RTAM, LLC.  Associated     portfolios
                                                       with RTAM, LLC since
                                                       1973.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Dana E. Messina,      Vice President       1986        Executive Vice President   Officer of thirteen        N/A
Age 46                                                 of RTAM, LLC.              portfolios
                                                       Associated with RTAM,
                                                       LLC since 1980.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Richard DeSanctis,    Treasurer and        1992        Executive Vice             Officer of                 N/A
Age 46                Assistant                        President, CFO and         sixteen
                      Secretary                        Treasurer of RTAM, LLC.    portfolios
                                                       Associated with RTAM,
                                                       LLC since 1990.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------
Rosanne Holtzer,      Secretary and        1998        Senior Vice President of   Officer of                 N/A
Age 38                Assistant                        RTAM, LLC.  Associated     sixteen
                      Treasurer                        with RTAM, LLC since       portfolios
                                                       1986.
--------------------- --------------- ---------------- -------------------------- -------------------- -----------------

+ The Statement of Additional Information includes additional information about New York Daily Tax Free Income Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


New York Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




NY4/03A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NEW YORK
DAILY
TAX FREE
INCOME
FUND, INC.




                                  Annual Report
                                 April 30, 2003

Item 2:    Code of Ethics

Not applicable at this time.

Item 3:    Audit Committee Financial Expert

Not applicable at this time.

Item 4:    Principal Accountant Fees and Services

Not applicable at this time.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Reserved

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:    Reserved

Item 9:    Controls and Procedures

The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10:   Exhibits

     (a)   Not applicable at this time.

     (b) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

     (c) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.

                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) New York Daily Tax Free Income Fund, Inc.

By
(Signature and Title)* /s/ Rosanne Holtzer
                           Rosanne Holtzer, Secretary
Date 7/1/2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven W. Duff
                              Steven W. Duff, Chief Executive Officer
Date 7/1/2003


By (Signature and Title)* /s/ Richard DeSanctis
                              Richard DeSanctis, Chief Financial Officer
Date 7/1/2003

* Print the name and title of each signing officer under his or her signature.